UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09607

                                 Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

5966 South Dixie Highway, Suite 300

                               South Miami, FL 33143

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

5966 South Dixie Highway, Suite 300

                           South Miami, FL 33143

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-866-202-2263

Date of fiscal year end:  November 30

Date of reporting period:  November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders of each Fund are attached herewith.

FAIRHOLME

Ignore the crowd.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

Annual Report

November 30, 2023

Managed by Fairholme Capital Management

(866) 202-2263 • fairholmefunds.com

THE FAIRHOLME FUND

TABLE OF CONTENTS

November 30, 2023

2

THE FAIRHOLME FUND

FUND PERFORMANCE (unaudited)

November 30, 2013 — November 30, 2023

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (the “Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a hypothetical $10,000 investment for the ten-year period ended November 30, 2023.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from the Fund or upon redemption of shares of the Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges. It is not possible to invest directly in an index.

3

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Fiscal Year Ended November 30, 2023

The Fairholme Fund (the “Fund”) shares outstanding and audited net asset value per share (“NAV”) at November 30, 2023, the end of the Fund’s fiscal year, and NAVs at other pertinent dates, were as follows:

11/30/2023	11/30/2023	05/31/2023	11/30/2022
Shares	NAV	NAV	NAV
Outstanding	(audited)	(unaudited)	(audited)
39,187,509	$ 31.93	$ 28.83	$ 24.75

At December 31, 2023, the unaudited NAV of the Fund was $36.16

Performance figures below are shown for the Fund’s fiscal year ended November 30, 2023, and do not match calendar year figures for the period ended December 31, 2023, cited in the Portfolio Manager’s report.

					Since
Performance to	Six	One	Five	Ten	Inception
11/30/2023	Months	Year	Years	Years	12/29/1999
Cumulative:
Fund	10.75%	29.01%	105.01%	65.71%	816.11%
S&P 500 Index	10.17%	13.84%	80.31%	205.50%	390.67%

Annualized:
Fund		29.01%	15.44%	5.18%	9.70%
S&P 500 Index		13.84%	12.51%	11.82%	6.87%

For the six months ended November 30, 2023, the Fund outperformed the S&P 500 Index (“S&P 500”) by 0.58 percentage points. Over the last fiscal year, the Fund also outperformed the S&P 500 by 15.17 percentage points. From inception, the Fund outperformed the S&P 500 by 2.83 percentage points per annum, or on a cumulative basis, 425.44 percentage points.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 is unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Fund’s performance to that of unmanaged and diversified indices of securities. As of the prospectus dated March 30, 2023, the gross expense ratio for the Fund is 1.00%. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period, and that the Fund may have made new investments that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice and are not a recommendation to buy or sell any security.

Not all the Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the, respectively, relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

The Manager invests the Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with the Fund’s investment strategies, policies and restrictions, as stated in the Fund’s Prospectus and may invest a significant portion of the Fund’s assets in cash and cash equivalents. The Manager views liquidity as a strategic advantage. At November 30, 2023, cash and cash equivalents (consisting of cash, deposit accounts, U.S. Treasury Bills, and Treasury money-market funds) represented 11.7% of the Fund’s total assets. Since inception, the Fund has held varying levels of cash and cash equivalents for periods without, in the Manager’s view, negatively influencing performance.

4

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2023

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a significant portion of cash and liquid assets held by the Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing the Fund to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentary below provides details of the Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the fiscal year ended November 30, 2023.

The most significant increases in the value of the Fund’s portfolio during the period were related to positive developments in the Real Estate Management & Development and Oil & Gas Storage & Transportation sectors. The Fund’s investment in the Mortgage Finance sector saw some decrease in value during the period.

The Manager made no changes to the core investment strategies and techniques it employed during the fiscal year ended November 30, 2023.

For the fiscal year ended November 30, 2023, the Fund investments that contributed to performance were securities of The St. Joe Co. and Enterprise Products Partners, LP. The detractors to performance during the period were securities of Federal National Mortgage Association and Federal Home Loan Mortgage Corp. The following tables show the top holdings by issuer and sector in descending order of percentage of net assets as of November 30, 2023.

The Fairholme Fund		The Fairholme Fund
Top Holdings by Issuer*		Top Sectors
(% of Net Assets)		(% of Net Assets)
The St. Joe Co.	79.7%	Real Estate Management & Development	79.7%
Enterprise Products Partners LP	6.3%	Cash and Cash Equivalents**	11.7%
Imperial Metals Corp.	0.9%	Oil & Gas Storage & Transportation	6.3%
Federal Home Loan Mortgage Corp.	0.8%	Metals & Mining	0.9%
Berkshire Hathaway Inc.	0.5%	Mortgage Finance	0.8%
Energy Transfer LP	0.0%	Diversified Holding Company	0.5%

	88.2%		99.9%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence long-term performance.

A more complete discussion and description of the principal risks of investing in the Fund can be found in its Prospectus and Statement of Additional Information.

Large cash inflows or outflows may adversely affect the Fund’s performance. Such flows are monitored and actions deemed appropriate by the Manager are contemplated for when such flows could negatively impact performance.

5

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2023

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board of Directors (the “Board” or the “Directors”). As of November 30, 2023, Mr. Berkowitz and his affiliates owned an aggregate 13,309,401 shares of the Fund. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investments in series of the Company; the present composition of the Board; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at November 30, 2023, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at (866) 202-2263.

6

THE FAIRHOLME FUND

EXPENSE EXAMPLE

For the Six Month Period from June 1, 2023 through November 30, 2023 (unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on Fund shares redeemed or exchanged within 60 days of purchase), and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested in the Fund at June 1, 2023, and held for the entire six month period ending November 30, 2023.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your total costs would be higher.

				Expenses Paid
	Beginning	Ending	Annualized	During the Period
	Account Value	Account Value	Expense	June 1, 2023 Through
	June 1, 2023	November 30, 2023	Ratio*	November 30, 2023**
Fund
Actual	$1,000.00	$1,107.50	0.80%	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	0.80%	$4.05

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/ 365 days (to reflect the one-half year period).

7

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

November 30, 2023

Shares		Value

	DOMESTIC EQUITY SECURITIES — 86.5%

	DIVERSIFIED HOLDING COMPANY — 0.5%
17,400	Berkshire Hathaway Inc., Class B(a)	$ 6,264,000

	OIL & GAS STORAGE & TRANSPORTATION —6.3%
10,000	Energy Transfer LP	138,900
2,953,100	Enterprise Products Partners LP	79,084,018

		79,222,918

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 79.7%
19,394,724	The St. Joe Co.(b)	997,470,655

TOTAL DOMESTIC EQUITY SECURITIES (COST $563,993,395)		1,082,957,573

	FOREIGN EQUITY SECURITIES — 0.9%

	CANADA — 0.9%

	METALS & MINING — 0.9%
6,924,313	Imperial Metals Corp.(a)	11,481,414

TOTAL FOREIGN EQUITY SECURITIES (COST $58,813,887)		11,481,414

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.8%

	MORTGAGE FINANCE — 0.8%
4,335,813	Federal Home Loan Mortgage Corp. 7.875%, Series Z(a)(c)	$ 9,278,640

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $16,377,078)		9,278,640

Principal

	U.S. GOVERNMENT OBLIGATIONS — 8.0%
	U.S. Treasury Bills
$ 20,000,000	5.211%, 12/05/2023(d)	19,988,284
20,000,000	5.190%, 12/21/2023(d)	19,941,480
20,000,000	5.197%, 12/26/2023(d)	19,926,675
40,000,000	5.175%, 12/28/2023(d)	39,841,428

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $99,697,818)		99,697,867

Shares

	MONEY MARKET FUNDS — 3.7%
46,392,427	Fidelity Investments Money Market Treasury Portfolio - Class I, 5.24%(e)	46,392,427

TOTAL MONEY MARKET FUNDS (COST $46,392,427)		46,392,427

TOTAL INVESTMENTS — 99.9% (COST $785,274,605)		1,249,807,921
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	1,578,176

NET ASSETS — 100.0%		$ 1,251,386,097

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 8.
(c)	Variable rate security. Rates shown are the effective rates as of November 30, 2023.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of November 30, 2023.

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2023

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost – $289,099,961)	$252,337,266
Affiliated Issuers (Cost – $496,174,644)	997,470,655
Dividends and Interest Receivable	2,465,809
Receivable for Capital Shares Sold	23,808

Total Assets	1,252,297,538

Liabilities
Accrued Management Fees	815,497
Payable for Capital Shares Redeemed	95,944

Total Liabilities	911,441

NET ASSETS	$1,251,386,097

Net Assets consist of:
Paid-In Capital	$1,585,877,057
Total Accumulated Losses	(334,490,960)

NET ASSETS	$1,251,386,097

Shares of Common Stock Outstanding* ($0.0001 par value)	39,187,509

Net Asset Value, Offering and Redemption Price Per Share ($1,251,386,097 / 39,187,509 shares)	$31.93

* 700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2023
Investment Income
Interest — Unaffiliated Issuers	$6,146,095
Dividends — Unaffiliated Issuers	204,262
Dividends — Affiliated Issuers	8,835,759

Total Investment Income	15,186,116

Expenses
Management Fees	11,993,114

Total Expenses	11,993,114

Less: Voluntary Reduction of Management Fees	(2,397,511)

Net Expenses	9,595,603

Net Investment Income	5,590,513

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain (Loss) on:
Investments - Unaffiliated Issuers	(5,591,163)
Investments - Affiliated Issuers	34,897,952
Foreign Currency Related Transactions	(230)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations:
Unaffiliated Investments	16,339,148
Affiliated Investments	245,789,294

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	291,435,001

NET INCREASE IN NET ASSETS FROM OPERATIONS	$297,025,514

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2023	For the Fiscal Year Ended November 30, 2022
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$5,590,513	$776,409
Net Realized Gain on Investments and Foreign Currency Related Transactions	29,306,559	13,808,944
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	262,128,442	(207,655,012)

Net Increase (Decrease) in Net Assets from Operations	297,025,514	(193,069,659)

From Capital Share Transactions
Proceeds from Sale of Shares	15,958,758	121,118,240
Redemption Fees	50,800	53,965
Cost of Shares Redeemed	(119,212,979)	(218,856,765)

Net Decrease in Net Assets from Shareholder Activity	(103,203,421)	(97,684,560)

NET ASSETS
Net Increase (Decrease) in Net Assets	193,822,093	(290,754,219)
Net Assets at Beginning of Year	1,057,564,004	1,348,318,223

Net Assets at End of Year	$1,251,386,097	$1,057,564,004

SHARES TRANSACTIONS
Issued	522,979	4,182,030
Redeemed	(4,057,644)	(7,495,357)

Net Decrease in Shares	(3,534,665)	(3,313,327)
Shares Outstanding at Beginning of Year	42,722,174	46,035,501

Shares Outstanding at End of Year	39,187,509	42,722,174

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30,
	2023		2022		2021		2020		2019
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR	$24.75		$29.29		$25.35		$19.19		$16.05

Investment Operations
Net Investment Income (Loss)(1)	0.14		0.02		(0.07)		(0.08)		0.16
Net Realized and Unrealized Gain (Loss) on Investments	7.04		(4.56)		4.01		6.41		3.32

Total from Investment Operations	7.18		(4.54)		3.94		6.33		3.48

Dividends and Distributions
From Net Investment Income	—		—		—		(0.17)		(0.34)

Total Dividends and Distributions	—		—		—		(0.17)		(0.34)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

NET ASSET VALUE, END OF YEAR	$31.93		$24.75		$29.29		$25.35		$19.19

TOTAL RETURN	29.01%		(15.50)%		15.54%		33.19%		22.20%
Ratio/Supplemental Data
Net Assets, End of Year (in 000’s)	$1,251,386		$1,057,564		$1,348,318		$1,269,211		$1,056,541
Ratio of Gross Expenses to Average Net Assets	1.00%		1.00%		1.00%		1.01	%(3)	1.00	%(4)
Ratio of Net Expenses to Average Net Assets	0.80	%(5)	0.80	%(5)	0.80	%(5)	0.81	%(3)(5)	0.80	%(4)(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47%		0.06%		(0.25)%		(0.41)%		0.86%
Portfolio Turnover Rate	2.72%		2.54%		8.84%		8.18%		8.05%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(4)	Less than 0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(5)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value.

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2023

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within the Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions and other factors. The Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), interests in publicly traded partnerships, business trust shares, interests in real estate investment trusts, rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although the Fund normally holds a focused portfolio of equity and fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Manager as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a)

13

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023

only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual fund: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s assumptions in determining the fair value of investments).

14

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of November 30, 2023, is as follows:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant	Total
	Level 1 -	Observable	Unobservable	Fair Value
	Quoted Prices	Inputs	Inputs	at 11/30/23
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$1,082,957,573	$—	$—	$1,082,957,573
Foreign Equity Securities*	11,481,414	—	—	11,481,414
Domestic Preferred Equity Securities*	9,278,640	—	—	9,278,640
U.S. Government Obligations	—	99,697,867	—	99,697,867
Money Market Funds	46,392,427	—	—	46,392,427

TOTAL INVESTMENTS	$1,150,110,054	$99,697,867	$—	$1,249,807,921

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at November 30, 2023 or November 30, 2022.

Dividends and Distributions: The Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed or exchanged within 60 days of their purchase. The redemption fee is paid to the Fund as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the fiscal years ended November 30, 2023 and November 30, 2022, amounted to $50,800 and $53,965, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

15

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of the Fund to the extent necessary to limit the management fee of the Fund to the annual rate of 0.80% of the Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying the Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $9,595,603 from the Fund for its services during the fiscal year ended November 30, 2023.

Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board. As of November 30, 2023, Mr. Berkowitz and his affiliates owned an aggregate 13,309,401 shares of the Fund.

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the fiscal year ended November 30, 2023, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$29,263,969	$162,154,864

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

16

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2023, were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$786,677,989	$518,969,010	$(55,839,078)	$463,129,932

The difference between book basis and tax basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, capitalized cost and basis adjustments on investments in partnerships.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. As of November 30, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$5,746,170
Capital Loss carryforwards	(803,367,062)
Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Related Transactions	463,129,932

Total	$(334,490,960)

The Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2023, net short-term and long-term capital loss carryforwards were as follows:

Long-term capital loss carryforward	$803,367,062

Total	$803,367,062

During the fiscal year ended November 30, 2023, the Fund utilized $29,249,229 of the capital loss carryforwards.

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6.  Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

There were no dividends or distributions paid by the Fund during the fiscal years ended November 30, 2023 and 2022.

The Fund declared and made payable the following distributions on December 15, 2023:

 Dividends and Distributions paid from:

Ordinary Income	$5,746,264

17

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023

Note 7. Reclassification in the Capital Accounts

In accordance with U.S.GAAP, the Fund has recorded reclassifications in its capital account. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. Permanent differences were primarily due to the disallowance of certain non-tax deductible expenses from investments in partnerships for the Fund. As of November 30, 2023, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Total accumulated losses	($24,702)
Paid-in-Capital	24,702

Note 8. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held by the Fund as of November 30, 2023 amounted to $997,470,655, representing approximately 79.71% of the Fund’s net assets.

Transactions in the Fund during the fiscal year ended November 30, 2023, in which the issuer of the security was an affiliate are as follows:

	November 30,
	2022	Gross Additions	Gross Deductions	November 30, 2023
								Change in
						Realized		Unrealized
	Shares/	Shares/	Shares/	Shares/		Gain	Investment	Appreciation/
	Par Value	Par Value	Par Value	Par Value	Fair Value	(Loss)	Income	Depreciation
The St. Joe Co.	20,921,524	—	1,526,800	19,394,724	$997,470,655	$34,897,952	$8,835,759	$ 245,789,294

Total					$997,470,655	$34,897,952	$8,835,759	$ 245,789,294

Note 9.  Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. the Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Note 10. Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders of The Fairholme Fund and the Board of Directors of Fairholme Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Fairholme Fund (the “Fund”), one of the funds constituting Fairholme Funds, Inc., as of November 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 26, 2024

We have served as the auditor of one or more Fairholme Funds, Inc. investment companies since 2004.

19

THE FAIRHOLME FUND

ADDITIONAL INFORMATION

November 30, 2023

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the By-Laws of the Company and review by the Company’s Board. The Directors and Officers of the Company, including those Directors who are also officers, are listed below.

Name, Age & Address†	Position(s) Held, Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years§	Number of Portfolios in Fund Complex Overseen by Director	Other Current Directorships Held by Director
Interested Directors and Officers
Bruce R. Berkowitz* Age 65	Mr. Berkowitz has served as a Director of the Company since December 15, 1999.	Manager, Fairholme Holdings LLC since January 2015 and Chief Investment Officer, Fairholme Capital Management, L.L.C. since October 1997; Managing Member, Fairholme Capital Management, L.L.C. from October 1997 to December 2014.	2	Director and Chairman of the Board of Directors, The St. Joe Co. and Chief Executive Officer, Director and Chairman of the Board of Directors, Fairholme Trust Company, LLC (January 2015 until September 2019).
Independent Directors^
Terry L. Baxter Age 78	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Chairman of the Board, CEO, Source One (retired); President of White Mountain Holdings (retired).	2	Director, Main Street America Group (until October 2018)
Steven J. Gilbert Age 76	Mr. Gilbert has served as a Director of the Company since June 16, 2014	Chairman, Gilbert Global Equity Partners, L.P. since 1998; Vice Chairman, MidOcean Equity Partners, L.P. since 2005; Senior Managing Director and Chairman, Sun Group (USA) from 2007 to 2009.	2	Chairman, Tri Pointe Homes, Inc.; Chairman, MBIA, Inc.; Lead Independent Director, Empire State Realty Trust; Lead Independent Director, Oaktree Capital Group; Director, SDCL Edge (until 2022); Director, Florida Food Products, Inc. (until 2021); Director, Waterpik, Inc. (until 2018); and Chairman CPM Holdings, Inc. (until December 2018).
Leigh Walters, Esq. Age 77	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	2	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director is c/o Fairholme Capital Management, L.L.C., 5966, South Dixie Highway, Suite 300, South Miami, FL 33143.
^	Independent Directors are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”).
*	Mr. Berkowitz is an “interested person” of the Company (“Interested Director”), as defined in the 1940 Act, because of his affiliation with the Manager.
**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.
§

The information reported includes the principal occupation during the last five years or longer for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

Officers (unaudited)

Name, Age & Address†	Position(s) Held with the Company*	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years
Fernando Font Age 49	Vice President	Mr. Font has served as Vice President of the Company since June 2015.	Chief Administrative Officer of Fairholme Capital Management, L.L.C. since August 2009.

20

THE FAIRHOLME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2023

Wayne Kellner Age 54	Treasurer	Mr. Kellner has served as Treasurer of the Company since March 2012.	President, Fairholme Holdings L.L.C since January 2017; Chief Operating Officer, Fairholme Capital Management, L.L.C. since June 2014; and Chief Financial Officer, Fairholme Capital Management, L.L.C. since January 2012.
Erica Kapahi Age 44	Chief Compliance Officer and Secretary	Ms. Kapahi has served as Chief Compliance Officer and Secretary of the Company since February 2020.	Chief Compliance Officer, Fairholme Capital Management, L.L.C. since February 2020; Compliance Officer, Fairholme Capital Management, L.L.C. from August 2009 until February 2020.

†	Unless otherwise indicated, the address of each Director is c/o Fairholme Capital Management, L.L.C., 5966, South Dixie Highway, Suite 300, South Miami, FL 33143.
*	Each officer serves for an annual term and until his or her successor is elected and qualified.

21

THE FAIRHOLME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2023

Approval of Investment Management Agreement (unaudited)

At its meeting on October 19, 2023, the Board of Directors (the “Board” or the “Directors”) of Fairholme Funds, Inc. (the “Company”) approved the renewal of the investment management agreement (the “Agreement”) between the Company, on behalf of The Fairholme Fund (the “Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In determining whether to approve the renewal of the Agreement, the Directors reviewed and considered the factors discussed below, among others, based on their review of the Fund over the course of the year, their requests for information made available to them at and in connection with the meeting relating to such factors, and other information the Directors deemed relevant. The Directors’ review left them satisfied that the Manager had provided responses to the requests for information adequate to allow for an informed decision regarding renewal of the Agreement. Although each individual Director may have attributed different weights to various factors, the Directors did not identify any particular information that was all-important or controlling.

A.   Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the services performed by the Manager for the Fund pursuant to the Agreement. The Directors reviewed information concerning the nature, extent and quality of investment advisory and operational services provided, or overseen, by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of the Fund, the overall reputation of the Manager and the Manager’s current and planned staffing levels. The Directors also considered information describing the Manager’s compliance policies and procedures, including its ongoing reviews of and updates to those policies. They also discussed the Manager’s ongoing reviews of policies designed to address the Fund’s compliance with its investment objective, policies and restrictions, applicable regulatory requirements and potential conflicts of interest relating to the Manager’s providing services to the Fund and other advisory clients.

The Directors determined that it would not be appropriate to compare services provided by the Manager to the Fund with the services provided by the Manager to its other advisory accounts because such accounts are not subject to the same regulatory requirements as the Fund, may have different investment restrictions, holdings and goals than the Fund and require different levels of client and back-office servicing than the Fund.

The Directors concluded that the nature, extent and quality of services provided by the Manager to the Fund were appropriate and sufficient to support renewal of the Agreement.

B.   Investment Performance

The Directors considered information regarding the Fund’s performance and the Manager’s views on performance. The Directors also considered the holdings of the Fund that had contributed to and detracted from its performance, and the Manager’s views of the investment rationale and outlook for the Fund’s portfolio. They also discussed the Manager’s long-term, focused investment approach.

The Directors considered information about the short- and long-term investment performance of the Fund, including information comparing the Fund’s cumulative and annualized performance with the performance of the S&P 500 Index, its benchmark, for the 1-year, 3-year, 5-year, 10-year and since-inception periods ended August 31, 2023. The Directors also reviewed and considered a report from Broadridge comparing the Fund’s annualized performance with the annualized performance of its Broadridge peer group for the 1-year, 3-year, 5-year, 10-year, and since inception periods ended August 31, 2023. They noted that the Fund’s annualized performance for the 1-year, 3-year, 5-year, 10-year, and since inception periods ended August 31, 2023 exceeded both the average and median annualized performance of its Broadridge peer group. Additionally, the Fund’s annualized performance for the 1-year, 3-year, 5-year, and since inception periods ended August 31, 2023 exceeded the performance of the S&P 500 Index, but the Fund’s annualized performance for the 10-year period ended August 31, 2023 lagged the performance of the S&P 500 Index.

22

THE FAIRHOLME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2023

The Directors considered information provided to them concerning the performance of the Fund in light of market events and industry trends, the Manager’s views on the availability of investment opportunities, and other factors affecting the Fund’s performance. The Directors also considered information about developments affecting specific issuers held in the Fund’s portfolio, as well as information about the Fund’s total returns. In considering the performance of the Fund, the Board acknowledged the long-term, focused value-investing strategy employed by the Manager in managing the Fund. The Directors concluded that the Fund’s performance was not unreasonable in light of the condition of markets and other circumstances.

C.    Management Fee and Expense Ratio

The Directors considered information about the Fund’s management fee and expense ratio, including information in the third party report comparing the Fund’s contractual management fee, actual management fee (which reflects the undertaking discussed below), and total expense ratio to the contractual management/advisory fees, actual management/advisory fees, and total expense ratios of the Fund’s Broadridge peer group.

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management required for the Fund in light of its investment objective, strategies, current holdings and asset size. The Directors also considered information regarding the Manager’s payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including shareholder account-level expenses associated with certain omnibus/intermediary accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

The Directors also considered the Manager’s voluntary undertaking to waive a portion of the investment management fee payable to the Manager by the Fund pursuant to the Agreement, and discussed the terms of that undertaking. The Directors concluded that the Fund’s management fee and overall expense ratio were reasonable in light of the services provided by or through the Manager.

D.    Profitability

The Directors considered information regarding the estimated profitability of the Fund to the Manager. They considered such profitability in light of the Fund’s assets under management, overall expense ratio and performance, as well as the effect of the Manager’s voluntary fee waiver currently in place and the services provided by or through the Manager. The Directors concluded that the Manager’s estimated profitability was not unreasonable.

E.    Economies of Scale

The Directors considered information concerning economies of scale for the Fund, including the current assets of the Fund. The Directors concluded that, for the Fund, no modification to the Fund’s existing arrangements was warranted based on economies of scale. The Directors also took into account that they can consider any such economies annually.

The Directors, including a majority of the Directors who are not parties to the Agreement or interested persons of any such party, concluded, based on their consideration of the foregoing and their evaluation of all of the information they reviewed, that the renewal of the Agreement was in the best interest of the Fund and its shareholders. The Directors noted that their decision was based on an evaluation of the totality of factors and information presented or available to them, and not on any one factor, report, representation or response.

23

THE FAIRHOLME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2023

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30, 2023, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 534443, Pittsburgh, Pennsylvania 15253-4443 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the SEC website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

Quarterly Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at www. sec.gov. The Fund’s portfolio holdings information for the first and third quarters of each fiscal year is also available at www. fairholmefunds.com/prospectus.

All information reported is based on financial information available as of the date of this annual report and, accordingly, is subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

24

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

ERICA K. KAPAHI

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

STEVEN J. GILBERT, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

5966 South Dixie Highway, Suite 300, South Miami, FL 33143

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

500 Ross Street, 154-0520, Pittsburgh, PA 15262

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

103 Bellevue Parkway, Wilmington, DE 19809

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

200 Berkeley Street, Boston, MA 02116

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FORESIDE FUNDS DISTRIBUTORS LLC.

FAIRHOLME

Ignore the crowd.

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

Annual Report

November 30, 2023

Managed by Fairholme Capital Management

(866) 202-2263 ● fairholmefunds.com

THE FAIRHOLME FOCUSED INCOME FUND

TABLE OF CONTENTS

November 30, 2023

THE FAIRHOLME FOCUSED INCOME FUND

FUND PERFORMANCE (unaudited)

November 30, 2013 — November 30, 2023

THE FAIRHOLME FOCUSED INCOME FUND VS.

THE BLOOMBERG U.S. AGGREGATE BOND INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Focused Income Fund (the “Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a hypothetical $10,000 investment for the ten-year period ended November 30, 2023.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from the Fund or upon redemption of shares of the Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Bloomberg U.S. Aggregate Bond Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fund distributions. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The Bloomberg U.S. Aggregate Bond Index does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges. It is not possible to invest directly in an index.

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Fiscal Year Ended November 30, 2023

The Fairholme Focused Income Fund (the “Fund”) shares outstanding and audited net asset value per share (“NAV”) at November 30, 2023, the end of the Fund’s fiscal year, and NAVs at other pertinent dates, were as follows:

11/30/2023 Shares Outstanding	11/30/2023 NAV (audited)	05/31/2023 NAV (unaudited)	11/30/2022 NAV (audited)
16,927,039	$ 12.33	$ 11.59	$ 11.62

At December 31, 2023, the unaudited NAV of the Fund was $12.33.

Performance figures below are shown for the Fund’s fiscal year ended November 30, 2023, and do not match calendar year figures for the period ended December 31, 2023, cited in the Portfolio Manager’s report.

Performance to 11/30/2023	Six Months	One Year	Five Years	Ten Years	Since Inception 12/31/2009
Cumulative:
Fund	7.60%	8.80%	36.70%	58.20%	140.36%
Bloomberg Bond Index	-0.80%	1.18%	3.61%	14.58%	35.18%

Annualized:
Fund		8.80%	6.45%	4.69%	6.51%
Bloomberg Bond Index		1.18%	0.71%	1.37%	2.19%

For the six months ended November 30, 2023, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index (“Bloomberg Bond Index”) by 8.40 percentage points. Over the last fiscal year, the Fund also outperformed the Bloomberg Bond Index by 7.62 percentage points. From inception, the Fund outperformed the Bloomberg Bond Index by 4.32 percentage points per annum, or on a cumulative basis, 105.18 percentage points.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the Bloomberg Bond Index is unmanaged index incurring no fees, expenses, or tax effects and are shown solely to compare the Fund’s performance to that of unmanaged and diversified index of securities. As of the prospectus dated March 30, 2023, the gross expense ratio for the Fund is 1.01%. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period, and that the Fund may have made new investments that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice and are not a recommendation to buy or sell any security.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

The Manager invests the Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with the Fund’s investment strategies, policies and restrictions, as stated in its Prospectus and may, from time to time, invest a significant portion of the Fund’s assets in cash and cash equivalents. The Manager views liquidity as a strategic advantage. At November 30, 2023, cash and cash equivalents (consisting of cash, deposit accounts, U.S. Treasury Bills, and

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2023

Treasury money-market funds) represented 63.7% of total assets. Since inception, the Fund has held varying levels of cash and cash equivalents for periods without, in the Manager’s view, negatively influencing performance.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a significant portion of cash and liquid assets held by the Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing the Fund to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentary below provides details of the Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the fiscal year ended November 30, 2023.

The most significant increases in the value of the Fund’s portfolio during the period were related to positive developments in the Oil & Gas Storage & Transportation, Steel, Property & Casualty Insurance and Regional Banks sectors. The Fund’s investment in the Retail Drug Store sector saw some decrease in value during the period.

The Manager made no changes to the core investment strategies and techniques it employed during the fiscal year ended November 30, 2023.

For the fiscal year ended November 30, 2023, the Fund’s investments that contributed to performance were securities of Enterprise Products Partners, LP, Commercial Metals Co., WR Berkley Corp., and Bank OZK. The detractor to performance during the period was securities of Walgreens Boots Alliance, Inc. The following tables show the top holdings by issuer and sector in descending order of percentage of net assets as of November 30, 2023.

The Fairholme Focused Income Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Focused Income Fund Top Sectors (% of Net Assets)

Enterprise Products Partners LP	25.5%	Cash and Cash Equivalents**	63.7%
Bank OZK	5.7%	Oil & Gas Storage & Transportation	25.5%
W. R. Berkley Corp.	3.2%	Regional Banks	6.4%
CF Industries Holdings, Inc.	1.0%	Property & Casualty Insurance	3.2%
Home BancShares, Inc.	0.7%	Fertilizers & Agricultural Chemicals	1.0%
Federal Home Loan Mortgage Corp.	0.5%	Mortgage Finance	0.5%
Freehold Royalties Ltd.	0.1%	Oil & Gas Exploration & Production	0.1%

	36.7%		100.4%

*	Excludes cash, U.S.Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence long-term performance.

A more complete discussion and description of the principal risks of investing in the Fund can be found in its Prospectus and Statement of Additional Information.

Large cash inflows or outflows may adversely affect the Fund’s performance. Such flows are monitored and actions deemed appropriate by the Manager are contemplated for when such flows could negatively impact performance.

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2023

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board of Directors (the “Board” or the “Directors”). As of November 30, 2023, Mr. Berkowitz and his affiliates owned an aggregate 8,019,504 shares of the Fund. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investments in series of the Company; the present composition of the Board; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at November 30, 2023, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at (866) 202-2263.

THE FAIRHOLME FOCUSED INCOME FUND

EXPENSE EXAMPLE

For the Six Month Period from June 1, 2023 through November 30, 2023 (unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested in the Fund at June 1, 2023, and held for the entire six month period ending November 30, 2023.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your total costs would be higher.

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period June 1, 2023 Through November 30, 2023**
Fund
Actual	$1,000.00	$1,076.00	0.80%	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	0.80%	$4.05

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/ 365 days (to reflect the one-half year period).

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2023

Shares		Value
	DOMESTIC EQUITY SECURITIES — 36.1%

	FERTILIZERS & AGRICULTURAL CHEMICALS — 1.0%
27,600	CF Industries Holdings, Inc.	$2,074,140

	OIL & GAS STORAGE & TRANSPORTATION — 25.5%
1,988,000	Enterprise Products Partners LP	53,238,640

	PROPERTY & CASUALTY INSURANCE — 3.2%
93,300	W. R. Berkley Corp.	6,768,915

	REGIONAL BANKS — 6.4%
281,700	Bank OZK	11,791,962
69,600	Home BancShares, Inc.	1,543,728

		13,335,690

TOTAL DOMESTIC EQUITY SECURITIES (COST $61,592,009)		75,417,385

	FOREIGN EQUITY SECURITIES — 0.1%
	CANADA — 0.1%
	OIL & GAS EXPLORATION & PRODUCTION — 0.1%
17,900	Freehold Royalties Ltd.	183,755

TOTAL FOREIGN EQUITY SECURITIES (COST $203,829)		183,755

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.5%
	MORTGAGE FINANCE — 0.5%
298,800	Federal Home Loan Mortgage Corp. 5.100%, Series H(a)	971,100

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $2,016,900)		971,100

Principal
	U.S. GOVERNMENT OBLIGATIONS — 45.4%
	U.S. Treasury Bills
$ 15,000,000	5.211%, 12/05/2023(b)	14,991,213
10,000,000	5.183%, 12/07/2023(b)	9,991,206
10,000,000	5.186%, 12/19/2023(b)	9,973,608

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 45.4% (CONTINUED)
	U.S. Treasury Bills
$ 20,000,000	5.190%, 12/21/2023(b)	$19,941,480
20,000,000	5.197%, 12/26/2023(b)	19,926,675
20,000,000	5.175%, 12/28/2023(b)	19,920,714

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $94,744,777)		94,744,896

Shares
	MONEY MARKET FUNDS —18.3%
38,248,672	Fidelity Investments Money Market Treasury Portfolio - Class I, 5.24%(c)	38,248,672

TOTAL MONEY MARKET FUNDS (COST $38,248,672)		38,248,672

TOTAL INVESTMENTS — 100.4% (COST $196,806,187)		209,565,808
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%	(831,716)

NET ASSETS — 100.0%		$208,734,092

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2023

(a)	Non-income producing security.
(b)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(c)	Annualized based on the 1-day yield as of November 30, 2023.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2023

Assets
Investments, at Fair Value (Cost — $196,806,187)	$209,565,808
Dividends and Interest Receivable	99,130
Receivable for Capital Shares Sold	9,956

Total Assets	209,674,894

Liabilities
Accrued Management Fees	135,757
Dividend Withholding Tax Payable	178
Payable for Capital Shares Redeemed	18,145
Payable for Securities Purchased	786,722

Total Liabilities	940,802

NET ASSETS	$208,734,092

Net Assets consist of:
Paid-In Capital	$209,578,774
Total Accumulated Losses	(844,682)

NET ASSETS	$208,734,092

Shares of Common Stock Outstanding* ($0.0001 par value)	16,927,039

Net Asset Value, Offering and Redemption Price Per Share ($208,734,092 / 16,927,039 shares)	$12.33

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2023
Investment Income
Interest	$4,912,105
Dividends	613,173

Total Investment Income	5,525,278

Expenses
Management Fees	1,840,184

Total Expenses	1,840,184

Less: Voluntary Reduction of Management Fees	(367,866)

Net Expenses	1,472,318

Net Investment Income	4,052,960

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on:
Investments	8,752,451
Foreign Currency Related Transactions	3,557
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,860,989
Foreign Currency Related Transactions	2

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	11,616,999

NET INCREASE IN NET ASSETS FROM OPERATIONS	$15,669,959

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2023	For the Fiscal Year Ended November 30, 2022
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$4,052,960	$1,271,145
Net Realized Gain on Investments and Foreign Currency Related Transactions	8,756,008	6,961,322
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	2,860,991	7,773,076

Net Increase in Net Assets from Operations	15,669,959	16,005,543

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(4,539,140)	(2,366,150)

From Capital Share Transactions
Proceeds from Sale of Shares	53,766,263	60,186,541
Shares Issued in Reinvestment of Dividends and Distributions	2,007,900	1,113,239
Cost of Shares Redeemed	(28,717,725)	(23,279,760)

Net Increase in Net Assets from Shareholder Activity	27,056,438	38,020,020

NET ASSETS
Net Increase in Net Assets	38,187,257	51,659,413
Net Assets at Beginning of Year	170,546,835	118,887,422

Net Assets at End of Year	$208,734,092	$170,546,835

SHARES TRANSACTIONS
Issued	4,523,429	5,480,447
Reinvested	170,946	102,974
Redeemed	(2,449,069)	(2,099,120)

Net Increase in Shares	2,245,306	3,484,301
Shares Outstanding at Beginning of Year	14,681,733	11,197,432

Shares Outstanding at End of Year	16,927,039	14,681,733

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30,
	2023		2022		2021		2020		2019
PER SHARE OPERATING PERFORMANCE NET ASSET VALUE, BEGINNING OF YEAR	$11.62		$10.62		$10.31		$10.23		$9.88

Investment Operations
Net Investment Income(1)	0.26		0.10		0.13		0.07		0.30
Net Realized and Unrealized Gain on Investments	0.74		1.08		0.30		0.11	(2)	0.34

Total from Investment Operations	1.00		1.18		0.43		0.18		0.64

Dividends and Distributions
From Net Investment Income	(0.29)		(0.18)		(0.12)		(0.10)		(0.29)

Total Dividends and Distributions	(0.29)		(0.18)		(0.12)		(0.10)		(0.29)

NET ASSET VALUE, END OF YEAR	$12.33		$11.62		$10.62		$10.31		$10.23

TOTAL RETURN	8.80%		11.30%		4.16%		1.78%		6.49%
Ratio/Supplemental Data
Net Assets, End of Year (in 000’s)	$208,734		$170,547		$118,887		$107,109		$179,351
Ratio of Gross Expenses to Average Net Assets	1.00%		1.00%		1.00%		1.02	%(3)	1.02	%(3)
Ratio of Net Expenses to Average Net Assets	0.80	%(4)	0.80	%(4)	0.80	%(4)	0.82	%(3)(4)	0.82	%(3)(4)
Ratio of Net Investment Income to Average Net Assets	2.20%		0.89%		1.20%		0.74%		2.94%
Portfolio Turnover Rate	53.48%		46.25%		118.05%		100.67%		16.70%

(1)	Based on average shares outstanding.
(2)

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and redemptions of shares in relation to fluctuating market values of the investments of the Fund.

(3)	0.02% is attributable to legal expenses incurred outside the management fee.
(4)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2023

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within the Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek current income. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which the Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock of issuers in the U.S. and foreign countries, interests in publicly traded partnerships, and interests in real estate investment trusts. Although the Fund normally holds a focused portfolio of securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. Fairholme Capital Management, L.L.C. (the “Manager”) serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Manager as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual fund: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of November 30, 2023, is as follows:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 11/30/23
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$75,417,385	$—	$—	$75,417,385
Foreign Equity Securities*	183,755	—	—	183,755
Domestic Preferred Equity Securities*	971,100	—	—	971,100
U.S. Government Obligations	—	94,744,896	—	94,744,896
Money Market Funds	38,248,672	—	—	38,248,672

TOTAL INVESTMENTS	$114,820,912	$94,744,896	$—	$209,565,808

* Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at November 30, 2023 or November 30, 2022.

Dividends and Distributions: The Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of the Fund to the extent necessary to limit the management fee of the Fund to the annual rate of 0.80% of the Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying the Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $1,472,318 from the Fund for its services during the fiscal year ended November 30, 2023.

Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board of Directors. As of November 30, 2023, Mr. Berkowitz and his affiliates owned an aggregate 8,019,504 shares of the Fund.

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023

Note 4. Investments

For the fiscal year ended November 30, 2023, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$ 43,063,753	$84,463,073

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2023, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$196,849,051	$13,896,967	$(1,180,210)	$12,716,757

The difference between book basis and tax basis net unrealized appreciation is attributable to capitalized cost and basis adjustments on investments in partnerships.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. As of November 30, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,030,753

Capital Loss carryforwards	(15,592,192)

Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Related Transactions	12,716,757

Total	$(844,682)

The Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2023, net short-term and long-term capital loss carryforwards were as follows:

Long-term capital loss carryforward	$15,592,192

Total	$15,592,192

During the fiscal year ended November 30, 2023, the Fund utilized $8,659,324 of the capital loss carryforwards.

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Fiscal Year Ended November 30, 2023	For the Fiscal Year Ended November 30, 2022
Dividends and Distributions paid from:
Ordinary Income	$4,539,140	$2,366,150

The Fund declared and made payable the following distributions on December 15, 2023:

Dividends and Distributions paid from:
Ordinary Income	$2,354,108

Note 7. Reclassification in the Capital Accounts

In accordance with U.S.GAAP, the Fund has recorded reclassifications in its capital account. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. Permanent differences were primarily due to the disallowance of certain non-tax deductible expenses from investments in partnerships for the Fund. As of November 30, 2023, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Total accumulated losses	4,583
Paid-in-Capital	($4,583)

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enter into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Note 9. Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders of The Fairholme Focused Income Fund and the Board of Directors of Fairholme Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Fairholme Focused Income Fund (the “Fund”), one of the funds constituting Fairholme Funds, Inc., as of November 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 26, 2024

We have served as the auditor of one or more Fairholme Funds, Inc. investment companies since 2004.

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION

November 30, 2023

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the By-Laws of the Company and review by the Company’s Board. The Directors and Officers of the Company, including those Directors who are also officers, are listed below.

Name, Age & Address†	Position(s) Held, Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years§	Number of Portfolios in Fund Complex Overseen by Director	Other Current Directorships Held by Director
Interested Directors and Officers
Bruce R. Berkowitz* Age 65	Mr. Berkowitz has served as a Director of the Company since December 15, 1999.	Manager, Fairholme Holdings LLC since January 2015 and Chief Investment Officer, Fairholme Capital Management, L.L.C. since October 1997; Managing Member, Fairholme Capital Management, L.L.C. from October 1997 to December 2014.	2	Director and Chairman of the Board of Directors, The St. Joe Co. and Chief Executive Officer, Director and Chairman of the Board of Directors, Fairholme Trust Company, LLC (January 2015 until September 2019).
Independent Directors^
Terry L. Baxter Age 78	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Chairman of the Board, CEO, Source One (retired); President of White Mountain Holdings (retired).	2	Director, Main Street America Group (until October 2018)
Steven J. Gilbert Age 76	Mr. Gilbert has served as a Director of the Company since June 16, 2014	Chairman, Gilbert Global Equity Partners, L.P. since 1998; Vice Chairman, MidOcean Equity Partners, L.P. since 2005; Senior Managing Director and Chairman, Sun Group (USA) from 2007 to 2009.	2	Chairman, Tri Pointe Homes, Inc.; Chairman, MBIA, Inc.: Lead Independent Director, Empire State Realty Trust; Lead Independent Director, Oaktree Capital Group; Director, SDCL Edge (until 2022); Director, Florida Food Products, Inc. (until 2021); Director, Waterpik, Inc. (until 2018); and Chairman CPM Holdings, Inc. (until December 2018).
Leigh Walters, Esq. Age 77	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	2	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director is c/o Fairholme Capital Management, L.L.C., 5966 South Dixie Highway, Suite 300, South Miami, FL 33143.
^	Independent Directors are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”).
*	Mr. Berkowitz is an “interested person” of the Company (“Interested Director”), as defined in the 1940 Act, because of his affiliation with the Manager.
**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.
§

The information reported includes the principal occupation during the last five years or longer for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

Officers (unaudited)

Name, Age & Address†	Position(s) Held with the Company*	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years
Fernando Font Age 49	Vice President	Mr. Font has served as Vice President of the Company since June 2015.	Chief Administrative Officer of Fairholme Capital Management, L.L.C. since August 2009.

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2023

Wayne Kellner Age 54	Treasurer	Mr. Kellner has served as Treasurer of the Company since March 2012.	President, Fairholme Holdings L.L.C since January 2017; Chief Operating Officer, Fairholme Capital Management, L.L.C. since June 2014; and Chief Financial Officer, Fairholme Capital Management, L.L.C. since January 2012.
Erica Kapahi Age 44	Chief Compliance Officer and Secretary	Ms. Kapahi has served as Chief Compliance Officer and Secretary of the Company since February 2020.	Chief Compliance Officer, Fairholme Capital Management, L.L.C. since February 2020; Compliance Officer, Fairholme Capital Management, L.L.C. from August 2009 until February 2020.

†	Unless otherwise indicated, the address of each Director is c/o Fairholme Capital Management, L.L.C., 5966, South Dixie Highway, Suite 300, South Miami, FL 33143.
*	Each officer serves for an annual term and until his or her successor is elected and qualified.

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2023

Approval of Investment Management Agreement (unaudited)

At its meeting on October 19, 2023, the Board of Directors (the “Board” or the “Directors”) of Fairholme Funds, Inc. (the “Company”) approved the renewal of the investment management agreement (the “Agreement”) between the Company, on behalf of The Fairholme Focused Income Fund (the “Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In determining whether to approve the renewal of the Agreement, the Directors reviewed and considered the factors discussed below, among others, based on their review of the Fund over the course of the year, their requests for information made available to them at and in connection with the meeting relating to such factors, and other information the Directors deemed relevant. The Directors’ review left them satisfied that the Manager had provided responses to the requests for information adequate to allow for an informed decision regarding renewal of the Agreement. Although each individual Director may have attributed different weights to various factors, the Directors did not identify any particular information that was all-important or controlling.

A.   Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the services performed by the Manager for the Fund pursuant to the Agreement. The Directors reviewed information concerning the nature, extent and quality of investment advisory and operational services provided, or overseen, by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of the Fund, the overall reputation of the Manager and the Manager’s current and planned staffing levels. The Directors also considered information describing the Manager’s compliance policies and procedures, including its ongoing reviews of and updates to those policies. They also discussed the Manager’s ongoing reviews of policies designed to address the Fund’s compliance with its investment objective, policies and restrictions, applicable regulatory requirements and potential conflicts of interest relating to the Manager’s providing services to the Fund and other advisory clients.

The Directors determined that it would not be appropriate to compare services provided by the Manager to the Fund with the services provided by the Manager to its other advisory accounts because such accounts are not subject to the same regulatory requirements as the Fund, may have different investment restrictions, holdings and goals than the Fund and require different levels of client and back-office servicing than the Fund.

The Directors concluded that the nature, extent and quality of services provided by the Manager to the Fund were appropriate and sufficient to support renewal of the Agreement.

B.   Investment Performance

The Directors considered information regarding the Fund’s performance and the Manager’s views on performance. The Directors also considered the holdings of the Fund that had contributed to and detracted from its performance, and the Manager’s views of the investment rationale and outlook for the Fund’s portfolio. They also discussed the Manager’s long-term, focused investment approach.

The Directors considered information about the short- and long-term investment performance of the Fund, including information comparing the Fund’s cumulative and annualized performance with the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Bond Index”), its benchmark, for the 1-year, 3-year, 5-year, 10-year, and since inception periods ended August 31, 2023. The Directors also reviewed and considered a report from Broadridge comparing the Fund’s annualized performance with the annualized performance of its Broadridge peer group for the 1-year, 3-year, 5-year, 10-year, and since inception periods ended August 31, 2023. The Directors noted that the Fund’s annualized performance for the 1-year, 3-year, 5-year, 10-year, and since inception periods ended August 31, 2023 exceeded the performance of the Bloomberg Bond Index and both the average and median annualized performance of its Broadridge peer group.

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2023

The Directors considered information provided to them concerning the performance of the Fund in light of market events and industry trends, the Manager’s views on the availability of investment opportunities, and other factors affecting the Fund’s performance. The Directors also considered information about developments affecting specific issuers held in the Fund’s portfolio, as well as information about the Fund’s total returns. In considering the performance of the Fund, the Board acknowledged the long-term, focused value-investing strategy employed by the Manager in managing the Fund. The Directors concluded that the Fund’s performance was not unreasonable in light of the condition of markets and other circumstances.

C.    Management Fee and Expense Ratio

The Directors considered information about the Fund’s management fee and expense ratio, including information in the third party report comparing the Fund’s contractual management fee, actual management fee (which reflects the undertaking discussed below), and total expense ratio to the contractual management/advisory fees, actual management/advisory fees, and total expense ratios of the Fund’s Broadridge peer group.

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management required for the Fund in light of its investment objective, strategies, current holdings and asset size. The Directors also considered information regarding the Manager’s payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including shareholder account-level expenses associated with certain omnibus/intermediary accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

The Directors also considered the Manager’s voluntary undertaking to waive a portion of the investment management fee payable to the Manager by the Fund pursuant to the Agreement, and discussed the terms of that undertaking. The Directors concluded that the Fund’s management fee and overall expense ratio were reasonable in light of the services provided by or through the Manager.

D.   Profitability

The Directors considered information regarding the estimated profitability of the Fund to the Manager. They considered such profitability in light of the Fund’s assets under management, overall expense ratio and performance, as well as the effect of the Manager’s voluntary fee waiver currently in place and the services provided by or through the Manager. The Directors concluded that the Manager’s estimated profitability was not unreasonable.

E.   Economies of Scale

The Directors considered information concerning economies of scale for the Fund, including the current assets of the Fund. The Directors concluded that, for the Fund, no modification to the Fund’s existing arrangements was warranted based on economies of scale. The Directors also took into account that they can consider any such economies annually.

The Directors, including a majority of the Directors who are not parties to the Agreement or interested persons of any such party, concluded, based on their consideration of the foregoing and their evaluation of all of the information they reviewed, that the renewal of the Agreement was in the best interest of the Fund and its shareholders. The Directors noted that their decision was based on an evaluation of the totality of factors and information presented or available to them, and not on any one factor, report, representation or response.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30, 2023, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US)

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2023

Inc., P.O. Box 534443, Pittsburgh, Pennsylvania 15253-4443 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the SEC website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

Quarterly Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at www. sec.gov. The Funds’ portfolio holdings information for the first and third quarters of each fiscal year is also available at www. fairholmefunds.com/prospectus.

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2023

Shareholder Tax Information (unaudited)

The Fund reported $4,539,140 of total distributions paid during the fiscal year ended November 30, 2023.

The information below is reported for the Fund’s fiscal year and not calendar year. Therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2024 to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their own tax advisors.

Please note that, for the fiscal year ended November 30, 2023, the percentages of ordinary income distributions paid by the Fund were reported as follows:

Qualified Dividend Income for Individuals	20.35%
Dividends Qualifying for the Dividends Received Deduction for Corporations	20.06%
Qualifying Interest Income	56.54%
U.S. Treasury Securities	43.46%

* The law varies in each state as to whether and what percentage of dividend income attributable to U.S. Treasury securities is exempt from state and local income tax. It is recommended that you consult your tax advisor to determine if any portion of the dividends you received is exempt from income taxes.

All information reported is based on financial information available as of the date of this annual report and, accordingly, is subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

ERICA K. KAPAHI

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

STEVEN J. GILBERT, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

5966 South Dixie Highway, Suite 300, South Miami, FL 33143

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

500 Ross Street, 154-0520, Pittsburgh, PA 15262

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

103 Bellevue Parkway, Wilmington, DE 19809

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

200 Berkeley Street, Boston, MA 02116

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FORESIDE FUNDS DISTRIBUTORS LLC.

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s code of ethics is filed as an Exhibit (a)(1).

(b)	Reserved.

(c)	Not applicable.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Steven J. Gilbert is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audits of the annual financial statements of each series of the registrant or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $125,000 in 2022 and $117,150 in 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the financial statements of each series of the registrant and are not reported under paragraph (a) of this Item were $0 in 2022 and $0 in 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $43,800 in 2022 and $45,285 in 2023. These fees relate to the preparation and review of the various tax forms of each series of the registrant and also for the review of the dividend and distributions of each series of the registrant.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2022 and $0 in 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee has adopted policies and procedures that require the pre-approval by the audit committee of all audit and non-audit services to the registrant by the registrant’s principal accountant, including services provided to any entity affiliated with the registrant to the extent that such services are directly related to the operations or financial reporting of the registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) Not Applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 in 2022 and $ 0 in 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto as Exhibit (a)(1).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date February 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date February 5, 2024

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date February 5, 2024

* Print the name and title of each signing officer under his or her signature.